INTANGIBLE ASSETS AND GOODWILL (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning	$ 0	$ 0
Acquisitions	0	3,440,403
Foreign exchange	0	(3,440,403)
Balance at end	$ 0	$ 0